DEFERRED GOVERNMENTAL SUBSIDIES	12 Months Ended
Dec. 31, 2011
Deferred Governmental Subsidies [Abstract]
Deferred Governmental Subsidies [Text Block]

15.         DEFERRED GOVERNMENTAL SUBSIDIES

Deferred governmental subsidies consist of the following:

(1)  Current Portion

	December 31,	December 31,
Name of Governmental Subsidy	2011	2010

Land subsidy	$8,253	$7,852
Building subsidy	45,977	43,743
Sewage facilities improvement subsidy	42,057	40,013
	$96,287	$91,608

(2)  Non-current Portion

	December 31,	December 31,
Name of Governmental Subsidy	2011	2010

Land subsidy	$359,684	$350,059
Building subsidy	689,648	699,880
Sewage facilities improvement subsidy	697,453	703,577
	$1,746,785	$1,753,516